Fees Summary	Oct. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,204,000
Previously Paid Amount	0.00
Total Fee Amount	104.75
Total Offset Amount	0.00
Net Fee	104.75
Narrative - Max Aggregate Offering Price	$ 1,204,000
Final Prospectus	true